Investment in a Joint Venture / Associate - Valuation of investment in Zenlabs (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Sep. 27, 2021 EUR (€)	Sep. 27, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 16, 2021 EUR (€)	Mar. 19, 2021 EUR (€)	Mar. 19, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Mar. 10, 2021 USD ($)
Investment in a Joint Venture / Associate
Ending Balance	€ 13,410	€ 15,054
Beginning Balance	15,054
Zenlabs Energy Inc
Investment in a Joint Venture / Associate
Ending Balance	13,410	15,054
Initial recognition		8,502	€ 7,400	$ 8,716	$ 8,716	€ 7,400			€ 8,502	$ 10,054
Conversion of promissory notes (July 2021)		2,222					€ 2,222	$ 2,629
Capital increases (July and September 2021)		5,178
Gain on dilution	1,179
Share of loss in a joint venture/ associate	(2,823)	€ (848)
Beginning Balance	€ 15,054